Prepaid expenses and other current assets (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
VAT rate percentage	22.00%	22.00%	22.00%
Value added tax refund received short-term	€ 868,000
Research and development tax credit	3,000,000.0	€ 3,800,000	€ 4,100,000
Recognizes VAT receivable	1,900,000
Taxes payable	1,100,000	750,000	732,000
Research and Development Expense	2,699,342	4,812,854	6,474,441
[custom:OtherCurrentAssets-0]	337,438	210,830	64,664
Other Prepaid Expense, Current	190,921	117,994	378,148
Director and Officers [Member]
Related Party Transaction [Line Items]
Other Prepaid Expense, Current			200,000
Allowance For Corporate Equity [Member]
Related Party Transaction [Line Items]
[custom:OtherCurrentAssets-0]	300,000	180,000
Research And Development Expense Related Party [Member]
Related Party Transaction [Line Items]
Research and Development Expense	€ 2,200,000	€ 500,000	€ 400,000